Investment Objectives and Goals - SEQUOIA GLOBAL VALUE ETF	Apr. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SEQUOIA GLOBAL VALUE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sequoia Global Value ETF (the “Fund”) seeks to achieve long term capital appreciation.